As filed with the Securities and Exchange Commission on September 29, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21334

                  NEUBERGER BERMAN INCOME OPPORTUNITY FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Neuberger Berman Income Opportunity Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1. SCHEDULE OF INVESTMENTS.


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                                                                                        NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc.
----------------------------------------------------

NUMBER OF SHARES                              MARKET VALUE(+)        NUMBER OF SHARES                              MARKET VALUE(+)
                                             ($000's omitted)                                                     ($000's omitted)
COMMON STOCKS (53.0%)                                                OFFICE (13.8%)
                                                                        300,136  Brandywine Realty Trust                   9,496
APARTMENTS (4.0%)                                                        22,400  Glenborough Realty Trust                    497
    56,000  Apartment Investment &                                      148,900  Highwoods Properties                      5,545
            Management                                2,693             270,000  HRPT Properties Trust                     3,172
    85,000  BNP Residential Properties                1,459             105,500  Mack-Cali Realty                          5,097
    71,000  Education Realty Trust                    1,110             234,500  Maguire Properties                        8,773
    66,500  Mid-America Apartment                                       162,200  Newkirk Realty Trust                      2,576
              Communities                             3,799             169,000  Reckson Associates Realty                 7,526
    66,300  Post Properties                           3,183                                                            ---------
                                                  ---------                                                               42,682
                                                     12,244
                                                                     OFFICE - INDUSTRIAL (1.7%)
COMMERCIAL SERVICES (5.5%)                                              115,000  Liberty Property Trust                    5,388
   128,400  Capital Trust                             4,414
    50,700  Deerfield Triarc Capital                    691          REGIONAL MALLS (3.8%)
   285,600  Gramercy Capital                          7,300             257,000  Glimcher Realty Trust                     6,078
   372,400  NorthStar Realty Finance                  4,491             143,000  Pennsylvania REIT                         5,631
                                                  ---------                                                            ---------
                                                     16,896                                                               11,709

COMMUNITY CENTERS (4.3%)                                             SELF STORAGE (2.0%)
    68,800  Cedar Shopping Centers                    1,043               2,700  Public Storage, Depositary
   120,800  Heritage Property Investment                                           Shares                                     73
              Trust                                   4,359             115,900  Sovran Self Storage                       5,989
   151,000  New Plan Excel Realty Trust               3,914                                                            ---------
   122,000  Tanger Factory Outlet Centers             4,014                                                                6,062
                                                  ---------
                                                     13,330          TOTAL COMMON STOCKS
                                                                     (COST $122,018)                                     163,582
DIVERSIFIED (7.9%)                                                                                                     ---------
   152,100  Colonial Properties Trust                 7,290
   224,300  Crescent Real Estate Equities             4,378          PREFERRED STOCKS (17.2%)
   241,600  iStar Financial                           9,606
   285,800  Spirit Finance                            3,173          APARTMENTS (2.7%)
                                                  ---------              12,400  Apartment Investment &
                                                     24,447                        Management, Ser. T                        314
                                                                         10,000  Apartment Investment &
HEALTH CARE (6.2%)                                                                 Management, Ser. U                        251
   171,802  Health Care REIT                          6,217 (E)         302,200  Mid-America Apartment
    64,800  Healthcare Realty Trust                   2,144                        Communities, Ser. H                     7,791
   134,300  Nationwide Health Properties              3,186                                                            ---------
   239,600  OMEGA Healthcare Investors                3,201                                                                8,356
   119,700  Ventas, Inc.                              4,277
                                                  ---------          COMMERCIAL SERVICES (0.3%)
                                                     19,025              20,000  Anthracite Capital, Ser. C                  515
                                                                         20,000  Newcastle Investment, Ser. B                522
INDUSTRIAL (2.4%)                                                                                                      ---------
    61,400  EastGroup Properties                      2,888                                                                1,037
   110,800  First Industrial Realty Trust             4,463
                                                  ---------          COMMUNITY CENTERS (0.5%)
                                                      7,351              20,000  Cedar Shopping Centers, Ser. A              523
                                                                         12,000  Developers Diversified Realty,
LODGING (1.4%)                                                                     Ser. I                                    306
    74,500  Ashford Hospitality Trust                   875              34,000  Tanger Factory Outlet Centers,
    82,000  Hospitality Properties Trust              3,573                        Ser. C                                    847
                                                  ---------                                                            ---------
                                                      4,448                                                                1,676


SEE NOTES TO SCHEDULE OF INVESTMENTS
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SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

NUMBER OF SHARES                              MARKET VALUE(+)        NUMBER OF SHARES                              MARKET VALUE(+)
                                             ($000's omitted)                                                     ($000's omitted)
DIVERSIFIED (3.2%)                                                   SPECIALTY (0.3%)
     9,000  Colonial Properties Trust,                                   40,000  Entertainment Properties
              Ser. E                                    228                        Trust, Ser. A                           1,034
    18,400  Crescent Real Estate Equities,
              Ser. B                                    479          TOTAL PREFERRED STOCKS
   200,000  iStar Financial, Ser. E                   5,084          (COST $53,086)                                       53,142
   160,000  iStar Financial, Ser. F                   4,002                                                            ---------
                                                  ---------
                                                      9,793

HEALTH CARE (0.8%)
    25,000  Health Care REIT, Ser. D                    638
    18,200  LTC Properties, Ser. E                      803
    34,000  LTC Properties, Ser. F                      855
                                                  ---------
                                                      2,296

LODGING (4.0%)
    36,500  Eagle Hospitality Properties
              Trust, Ser. A                             913
   182,000  Equity Inns, Ser. B                       4,823
    22,600  Hersha Hospitality Trust, Ser.
              A                                         567
    16,000  Host Hotels & Resorts, Ser. E               431
    77,500  LaSalle Hotel Properties, Ser.
              B                                       2,038
    28,000  LaSalle Hotel Properties, Ser.
              D                                         673
    33,000  Lasalle Hotel Properties, Ser.
              E                                         842
    31,000  Strategic Hotels & Resorts,
              Ser. B                                    777
    51,300  Strategic Hotels & Resorts,
              Ser. C                                  1,294
                                                  ---------
                                                     12,358

OFFICE (1.2%)
    60,000  DRA CRT Acquisition, Ser. A               1,360
    25,878  Glenborough Realty Trust, Ser.
              A                                         643
    60,000  Kilroy Realty, Ser. E                     1,509
     6,800  SL Green Realty, Ser. D                     173
                                                  ---------
                                                      3,685

OFFICE - INDUSTRIAL (1.2%)
    25,000  Digital Realty Trust, Ser. A                636
    16,900  Digital Realty Trust, Ser. B                412
    50,000  LBA Realty                                2,360
     8,000  PS Business Parks, Ser. K                   206
                                                  ---------
                                                      3,614

REGIONAL MALLS (3.0%)
    60,000  Glimcher Realty Trust, Ser. F             1,536
    61,800  Glimcher Realty Trust, Ser. G             1,559
    80,000  Mills Corp., Ser. B                       1,820
   131,400  Mills Corp., Ser. E                       3,001
    19,800  Pennsylvania REIT, Ser. A                 1,087
    11,300  Taubman Centers, Ser. G                     290
                                                  ---------
                                                      9,293

                                                                                          NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc.
----------------------------------------------------

PRINCIPAL AMOUNT                                                                       RATING                   VALUE(+)
($000's omitted)                                                                  Moody's      S&P      ($000's omitted)
CORPORATE DEBT SECURITIES (66.5%)
     1,190   AES Corp., Senior Secured Notes, 9.00%, due 5/15/15                    Ba3         BB-                1,279 (n)
     2,000   Allied Waste North America, Inc., Guaranteed Senior Secured
             Notes, Ser. B, 9.25%, due 9/1/12                                        B2         BB-                2,125
     1,100   Allied Waste North America, Inc., Senior Notes, 7.25%, due
             3/15/15                                                                 B2         BB-                1,061 (E)
     1,000   AMC Entertainment, Inc., Guaranteed Notes, Ser. B, 8.63%,
             due 8/15/12                                                             B2          B-                1,021 (E)
       980   AMC Entertainment, Inc., Guaranteed Notes, 11.00%, due
             2/1/16                                                                  B3        CCC+                1,059
     1,675   American Cellular Corp., Senior Notes, Ser. B, 10.00%, due
             8/1/11                                                                  B3        CCC                 1,755
     1,000   American Real Estate Partners L.P., Guaranteed Notes, 7.13%,
             due 2/15/13                                                            Ba2         BB                   983
     2,030   AmeriGas Partners L.P., Senior Unsecured Notes, 7.25%, due
             5/20/15                                                                 B1                            1,969
     1,750   AMF Bowling Worldwide, Inc., Senior Subordinated Notes,
             10.00%, due 3/1/10                                                    Caa1        CCC+                1,798
     1,835   Amscan Holdings, Inc., Senior Subordinated Notes, 8.75%, due
             5/1/14                                                                Caa1        CCC+                1,633
     1,250   Arch Western Finance, Senior Notes, 6.75%, due 7/1/13                  Ba3         BB-                1,191
     1,160   Athena Neuro Finance LLC, Guaranteed Notes, 7.25%, due
             2/21/08                                                                 B3          B                 1,154 (E)
       210   Autonation, Inc., Guaranteed Floating Rate Notes, 7.51%,
             due 10/15/06                                                           Ba2         BB+                  212 (n)(u)(E)
       850   Autonation, Inc., Guaranteed Notes, 7.00%, due 4/15/14                 Ba2         BB+                  842 (n)
       620   Ball Corp., Guaranteed Notes, 6.88%, due 12/15/12                      Ba2         BB                   617
       930   Biovail Corp., Senior Subordinated Notes, 7.88%, due 4/1/10             B2         BB-                  944 (E)
     1,365   Blockbuster, Inc., Senior Subordinated Notes, 9.00%, due
             9/1/12                                                                Caa3        CCC                 1,283 (E)
       430   Bowater, Inc., Senior Floating Rate Notes, 8.33%, due
             9/15/06                                                                 B1          B+                  433 (u)(E)
     1,740   Bowater, Inc., Debentures, 9.00%, due 8/1/09                            B1          B+                1,779
     1,560   Cardtronics, Inc., Senior Subordinated Notes, 9.25%, due
             8/15/13                                                               Caa1          B-                1,564 (n)
       550   CCH I LLC, Secured Notes, 11.00%, due 10/1/15                         Caa3        CCC-                  494 (E)
     1,370   CDRV Investors, Inc., Senior Disc. Notes, 9.63%, due 1/1/15           Caa2          B-                  969
     2,180   Centennial Cell, Guaranteed Notes, 10.13%, due 6/15/13                  B3        CCC                 2,300
     2,510   Chesapeake Energy Corp., Guaranteed Notes, 7.63%, due
             7/15/13                                                                Ba2         BB                 2,551
     2,010   Chesapeake Energy Corp., Senior Notes, 6.38%, due 6/15/15              Ba2         BB                 1,889
       805   Choctaw Resort Development, Senior Notes, 7.25%, due
             11/15/19                                                               Ba3         BB-                  783 (n)
     1,320   Chukchansi Economic Development Authority, Senior Notes,
             8.00%, due 11/15/13                                                     B2         BB-                1,322 (n)
     2,775   CMP Susquehanna Corp., Senior Subordinated Notes, 9.88%, due
             5/15/14                                                                 B3        CCC                 2,581 (n)
     2,125   CMS Energy Corp., Senior Notes, 7.75%, due 8/1/10                       B1          B+                2,175
     1,500   Crown Americas, Senior Notes, 7.75%, due 11/15/15                       B1          B                 1,479 (n)
     2,500   CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%, due 7/15/09            B2          B+                2,559
     1,465   Dean Foods Co., Senior Notes, 6.63%, due 5/15/09                       Ba2         BB-                1,458
     1,000   Delta Air Lines, Pass Through Certificates, 7.57%, due
             11/18/10                                                               Ba2         BB                 1,004
     2,000   Dex Media West LLC, Senior Subordinated Notes, Ser. B,
             9.88%, due 8/15/13                                                      B2          B                 2,155
     2,250   DirecTV Holdings LLC, Senior Notes, 8.38%, due 3/15/13                 Ba2         BB-                2,357


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

PRINCIPAL AMOUNT                                                                       RATING                   VALUE(+)
($000's omitted)                                                                  Moody's      S&P      ($000's omitted)
       475   Dollarama Group L.P., Senior Subordinated Notes, 8.88%, due
             8/15/12                                                                 B3          B-                  480 (n)
       975   EchoStar DBS Corp., Guaranteed Notes, 6.63%, due 10/1/14               Ba3         BB-                  941 (E)
     1,885   EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16                Ba3         BB-                1,852 (n)(E)
     1,060   Education Management LLC, Senior Notes, 8.75%, due 6/1/14               B3        CCC+                1,063 (n)
     3,960   El Paso Natural Gas Co., Notes, 8.38%, due 6/15/32                     Ba2          B+                4,290
       900   Elan Financial PLC, Guaranteed Floating Rate Notes, 9.17%,
             due 8/15/06                                                             B3          B                   909 (u)
     1,525   Equistar Chemicals L.P., Senior Notes, 10.63%, due 5/1/11               B1         BB-                1,639 (E)
     2,060   Ferrellgas L.P., Senior Notes, 8.75%, due 6/15/12                       B2          B-                2,111
     2,000   Flextronics Intl., Ltd., Senior Subordinated Notes, 6.25%,
             due 11/15/14                                                           Ba2         BB-                1,910 (E)
     2,155   Ford Motor Credit Co., Senior Notes, 4.95%, due 1/15/08                Ba3          B+                2,055
     4,420   Ford Motor Credit Co., Notes, 7.38%, due 10/28/09                      Ba3          B+                4,170 (E)
     4,380   Ford Motor Credit Co., Senior Unsecured Notes, 9.75%, due
             9/15/10                                                                Ba3          B+                4,335 (n)(E)
     2,000   Forest Oil Corp., Guaranteed Senior Notes, 7.75%, due 5/1/14           Ba3          B+                2,015
     2,500   Freescale Semiconductor, Inc., Senior Notes, 7.13%, due
             7/15/14                                                                Ba1        BBB-                2,550
     1,340   General Motors Acceptance Corp., Notes, 6.88%, due 9/15/11             Ba1         BB                 1,297
     2,165   General Motors Acceptance Corp., Notes, 7.00%, due 2/1/12              Ba1         BB                 2,096
     4,380   General Motors Corp., Senior Debentures, 8.25%, due 7/15/23           Caa1          B-                3,613 (E)
     1,785   Goodyear Tire & Rubber Co., Senior Notes, 9.00%, due 7/1/15             B3          B-                1,718 (E)
       985   Graphic Packaging Intl. Corp., Senior Notes, 8.50%, due 8/15/11         B2          B-                  990 (E)
       275   Graphic Packaging Intl. Corp., Senior Subordinated Notes, 9.50%,
             due 8/15/13                                                             B3          B-                  275 (E)
       550   GSC Holdings Corp., Guaranteed Notes, 8.00%, due 10/1/12               Ba3          B+                  558 (E)
     1,280   HCA, Inc., Senior Notes, 7.88%, due 2/1/11                             Ba2         BB+                1,211
     1,010   HCA, Inc., Notes, 6.30%, due 10/1/12                                   Ba2         BB+                  849 (E)
     1,710   Houghton Mifflin Co., Senior Notes, 8.25%, due 2/1/11                   B3        CCC+                1,727
     1,500   Houghton Mifflin Co., Senior Subordinated Notes, 9.88%, due
             2/1/13                                                                Caa1        CCC+                1,554 (E)(OO)
     1,510   Intelsat Bermuda Ltd., Guaranteed Notes, 9.25%, due 6/15/16             B2          B+                1,544 (n)
     2,970   Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes,
             8.63%, due 1/15/15                                                      B2          B+                2,940
     1,830   Jean Coutu Group PJC, Inc., Senior Subordinated Notes,
             8.50%, due 8/1/14                                                     Caa2          B-                1,709 (E)
     2,615   Kerr-McGee Corp., Secured Notes, 6.95%, due 7/1/24                     Ba2         BB+                2,702
     2,000   Knowledge Learning Center, Guaranteed Notes, 7.75%, due
             2/1/15                                                                  B3          B-                1,840 (n)
     1,740   L-3 Communications Corp., Senior Subordinated Notes, Ser. B,
             6.38%, due 10/15/15                                                    Ba3         BB+                1,670
     1,000   Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13                 Ba3          B                   983
     1,100   Language Line, Inc., Senior Subordinated Notes, 11.13%, due
             6/15/12                                                               Caa1        CCC+                1,081
       790   Le-Natures, Inc., Senior Subordinated Notes, 9.00%, due
             6/15/13                                                                 B3        CCC+                  837 (n)
     1,000   Levi Strauss & Co., Senior Notes, 9.75%, due 1/15/15                    B3          B-                1,025
       960   Liberty Media Corp., Debentures, 8.50%, due 7/15/29                    Ba2         BB+                  955
     1,650   LIN Television Corp., Senior Subordinated Notes, 6.50%, due
             5/15/13                                                                 B1          B-                1,504 (E)
        40   LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due
             5/15/13                                                                 B1          B-                   36
     2,590   Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13                B1          B+                2,389 (E)
     1,815   Mediacom Capital Corp. LLC, Senior Unsecured Notes, 9.50%,
             due 1/15/13                                                             B3          B                 1,838 (E)


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

PRINCIPAL AMOUNT                                                                       RATING                   VALUE(+)
($000's omitted)                                                                  Moody's      S&P      ($000's omitted)
     1,265   Methanex Corp., Senior Notes, 8.75%, due 8/15/12                       Ba1        BBB-                1,354
     1,105   MGM Mirage, Inc., Senior Guaranteed Notes, 8.50%, due
             9/15/10                                                                Ba2         BB                 1,153
     3,040   MidWest Generation LLC, Secured Notes, 8.75%, due 5/1/34               Ba3          B                 3,234
     2,700   Mirant Americas Generation, Inc., Senior Unsecured Notes,
             8.30%, due 5/1/11                                                       B3          B-                2,632
     1,500   Mohegan Tribal Gaming, Senior Subordinated Notes, 6.38%, due
             7/15/09                                                                Ba3          B+                1,470
     2,215   Monitronics International, Inc., Senior Subordinated Notes,
             11.75%, due 9/1/10                                                      B3          B-                2,179
     1,775   Movie Gallery, Senior Unsecured Notes, 11.00%, due 5/1/12             Caa3        CCC-                1,393 (E)
     1,110   MultiPlan, Inc., Senior Subordinated Notes, 10.38%, due
             4/15/16                                                               Caa1          B-                1,121 (n)
     1,455   Mylan Laboratories, Inc., Senior Guaranteed Notes, 6.38%,
             due 8/15/15                                                            Ba1        BBB-                1,404
       530   Nell AF SARL, Guaranteed Notes, 8.38%, due 8/15/15                      B2          B-                  515 (n)(E)
     2,225   Newfield Exploration Co., Senior Notes, 7.63%, due 3/1/11              Ba2         BB+                2,281
     1,875   Nextel Communications, Senior Notes, Ser. E, 6.88%, due
             10/31/13                                                              Baa2          A-                1,896
     2,035   Nordic Telephone Co. Holdings, Senior Notes, 8.88%, due
             5/1/16                                                                  B2          B                 2,096 (n)(E)
       640   Nortek, Inc., Senior Subordinated Notes, 8.50%, due 9/1/14            Caa1        CCC+                  598 (E)
     1,155   NPC International, Inc., Senior Subordinated Notes, 9.50%,
             due 5/1/14                                                            Caa1          B-                1,109 (n)
     2,000   NRG Energy, Inc., Senior Notes, 7.38%, due 2/1/16                       B1          B-                1,955
       970   NTK Holdings, Inc., Senior Discount Notes, 10.75%, due
             3/1/14                                                                Caa2        CCC+                  679 (E)
     3,040   Owens-Brockway Glass Container, Inc., Senior Secured Notes,
             8.75%, due 11/15/12                                                     B1         BB-                3,207
     3,430   Paxson Communications, Secured Floating Rate Notes, 11.76%,
             due 10/16/06                                                            B3        CCC-                3,473 (n)(u)
       930   Peabody Energy Corp., Senior Guaranteed Notes, Ser. B,
             6.88%, due 3/15/13                                                     Ba2         BB-                  904
       710   Peabody Energy Corp., Senior Notes, 5.88%, due 4/15/16                 Ba2         BB-                  641 (E)
     1,330   Pioneer Natural Resources, Senior Notes, 5.88%, due 7/15/16            Ba1         BB+                1,221 (E)
     1,245   Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14             B3          B                 1,301 (n)
     1,405   PQ Corp., Guaranteed Notes, 7.50%, due 2/15/13                          B3          B-                1,349
       240   Primedia, Inc., Senior Floating Rate Notes, 10.55%, due
             8/15/06                                                                 B2          B                   245 (u)
     1,675   Primedia, Inc., Guaranteed Notes, 8.88%, due 5/15/11                    B2          B                 1,595 (E)
     3,000   Qwest Corp., Notes, 8.88%, due 3/15/12                                 Ba3         BB                 3,232
     3,045   R.H. Donnelley Corp., Senior Notes, 8.88%, due 1/15/16                Caa1          B                 3,034
     1,320   Rogers Cable, Inc., Secured Notes, 6.25%, due 6/15/13                  Ba2         BB+                1,254
       460   Rogers Cable, Inc., Secured Notes, 7.88%, due 5/1/12                   Ba2         BB+                  476
     2,000   Rogers Wireless, Inc., Senior Subordinated Notes, 8.00%, due
             12/15/12                                                               Ba3          B+                2,060 (E)
     1,045   Royal Caribbean Cruises, Debentures, 7.50%, due 10/15/27               Ba1        BBB-                1,004
       680   San Pasqual Casino, Notes, 8.00%, due 9/15/13                           B2          B+                  683 (n)
       900   Select Medical Corp., Guaranteed Notes, 7.63%, due 2/1/15               B3          B-                  765
     1,335   Sensata Technologies BV, Senior Notes, 8.00%, due 5/1/14                B2          B-                1,282 (n)(E)
     1,000   Service Corp. International, Senior Notes, 7.70%, due
             4/15/09                                                                Ba3         BB                 1,019
       680   Service Corp. International, Senior Notes, 7.00%, due
             6/15/17                                                                Ba3         BB                   635 (n)
     2,310   Shaw Communications, Inc., Senior Notes, 7.20%, due 12/15/11           Ba2         BB+                2,333
     1,000   Spheris, Inc., Senior Subordinated Notes, 11.00%, due
             12/15/12                                                              Caa2        CCC                   938


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

PRINCIPAL AMOUNT                                                                       RATING                   VALUE(+)
($000's omitted)                                                                  Moody's      S&P      ($000's omitted)
       360   Station Casinos, Inc., Senior Notes, 6.00%, due 4/1/12                 Ba3         BB-                  338
     1,505   Station Casinos, Inc., Senior Subordinated Notes, 6.88%, due
             3/1/16                                                                  B1          B+                1,385
     2,000   Stena AB, Senior Notes, 9.63%, due 12/1/12                             Ba3         BB-                2,160 (E)
       495   Stena AB, Senior Notes, 7.50%, due 11/1/13                             Ba3         BB-                  479
     1,980   Sungard Data Systems, Inc., Senior Unsecured Notes, 9.13%,
             due 8/15/13                                                             B3          B-                2,022 (E)
       635   Targa Resources, Inc., Guaranteed Notes, 8.50%, due 11/1/13             B2          B-                  622 (n)
       980   TECO Energy, Inc., Senior Notes, 7.50%, due 6/15/10                    Ba2         BB                 1,009
     2,100   TFM SA de C.V., Senior Notes, 9.38%, due 5/1/12                         B3          B-                2,231
     1,710   Transcontinental Gas Pipe Line, Debentures, 7.25%, due
             12/1/26                                                                Ba1         BB-                1,678
       440   Triad Hospitals, Inc., Senior Subordinated Notes, 7.00%, due
             11/15/13                                                                B3          B+                  420
       940   TXU Corp., Senior Notes, Ser. P, 5.55%, due 11/15/14                   Ba1         BB+                  859
       990   US Oncology, Inc., Senior Floating Rate Notes,
             10.32%, due 9/15/06                                                   Caa1          B-                1,006 (u)(E)
       350   US Oncology, Inc., Guaranteed Notes, 9.00%, due 8/15/12                 B1          B-                  364
     1,000   Ventas Realty L.P., Guaranteed Notes, 6.75%, due 6/1/10                Ba2         BB+                1,002
     2,000   VWR International, Inc., Senior Subordinated Notes, 8.00%,
             due 4/15/14                                                           Caa1          B-                1,965 (E)
     1,500   Warner Music Group, Senior Subordinated Notes, 7.38%, due
             4/15/14                                                                 B2          B-                1,447
     1,530   Windstream Corp,, Senior Notes, 8.63%, due 8/1/16                      Ba3         BB-                1,591 (n)
     2,190   Windstream Corp., Senior Notes, 8.13%, due 8/1/13                      Ba3         BB-                2,278 (n)
     2,000   Xerox Capital Trust I, Guaranteed Notes, 8.00%, due 2/1/27             Ba3          B+                2,020 (E)
       500   Young Broadcasting, Inc, Guaranteed Notes, 10.00%, due
             3/1/11                                                                Caa2        CCC-                  459
       240   Young Broadcasting, Inc., Senior Subordinated Notes, 8.75%,
             due 1/15/14                                                           Caa2        CCC-                  202 (E)
                                                                                                             -----------

             TOTAL CORPORATE DEBT SECURITIES (COST $207,387)                                                     205,296
                                                                                                             -----------

REPURCHASE AGREEMENTS (3.2%)
    10,000   Banc of America Securities, LLC, Repurchase Agreement,
             5.28%, due 8/1/06, dated 7/31/06, Maturity Value
             $10,001,467, Collateralized by $10,746,269 Freddie Mac,
             5.00%, due 6/1/36 (Collateral Value $10,200,000)
             (COST $10,000)                                                                                       10,000 (#)
                                                                                                             -----------

NUMBER OF SHARES
SHORT-TERM INVESTMENTS (15.6%)
 6,040,725   Neuberger Berman Prime Money Fund Trust Class                                                         6,041 (@)
42,079,940   Neuberger Berman Securities Lending Quality Fund, LLC                                                42,080 (++)
                                                                                                             -----------

             TOTAL SHORT-TERM INVESTMENTS (COST $48,121)                                                          48,121 (#)
                                                                                                             -----------

             TOTAL INVESTMENTS (155.5%) (COST $440,612)                                                          480,141 (##)

             Liabilities, less cash, receivables
               and other assets [(14.8%)]                                                                        (45,910)(@@)
             Liquidation Value of Auction
               Preferred Shares [(40.7%)]                                                                       (125,500)
                                                                                                             -----------
             TOTAL NET ASSETS APPLICABLE TO COMMON
             SHAREHOLDERS (100.0%)                                                                              $308,731
                                                                                                             -----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+)  Investments in equity securities by Neuberger Berman Income
     Opportunity Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other debt securities, bid prices are obtained from principal market makers in those securities. The Fund values all other securities, including securities for which the necessary last sale, asked, and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities
     primarily trade.   However, fair value prices are necessarily estimates,
     and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)  At cost, which approximates market value.

(##) At July 31, 2006, the cost of investments for U.S. federal income tax purposes was $441,369,000. Gross unrealized appreciation of investments was $45,457,000 and gross unrealized depreciation of investments was $6,685,000, resulting in net unrealized appreciation of $38,772,000 based on cost for U.S. federal income tax purposes.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(N) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the investment manager to be liquid. At July 31, 2006, these securities amounted to $38,718,000 or 12.5% of net assets applicable to common shareholders.

                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


(OO) All or a portion of this security is segregated as collateral for interest rate swap contracts.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

(E)  All or a portion of this security is on loan.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2006.

(@@) At July 31, 2006, the Fund had outstanding interest rate swap contracts as follows:

                                                       RATE TYPE
                                          ---------------------------
                                           FIXED-RATE   VARIABLE-RATE     ACCRUED NET
                                             PAYMENTS        PAYMENTS        INTEREST        UNREALIZED
SWAP COUNTER      NOTIONAL  TERMINATION   MADE BY THE     RECEIVED BY      RECEIVABLE      APPRECIATION         TOTAL
PARTY               AMOUNT         DATE          FUND     THE FUND(1)       (PAYABLE)    (DEPRECIATION)    FAIR VALUE
Citibank,      $24,000,000    April 24,          3.70%           5.40%      $(27,667)        $  646,609    $  618,942
N.A.                               2008
Citibank,       70,000,000  October 24,          3.63%           5.40%        64,267          2,460,524     2,524,791
N.A.                               2008                                     ---------        ----------    ----------
                                                                             $36,600         $3,107,133    $3,143,733

(1) 30 day LIBOR (London Interbank Offered Rate)


For information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Opportunity Fund Inc.


By:  /s/ Peter E. Sundman
     --------------------
     Peter E. Sundman
     Chief Executive Officer

Date: September 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
     --------------------
     Peter E. Sundman
     Chief Executive Officer

Date: September 25, 2006


By:  /s/ John M. McGovern
     --------------------
     John M. McGovern
     Treasurer and Principal Financial
     and Accounting Officer

Date: September 25, 2006